Inventories (Details) - Schedule of Inventories ¥ in Thousands, $ in Thousands	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Inventories [Abstract]
Finished goods	¥ 175,018	$ 1,156	¥ 118,984
Work-in-process	37	0	37
Raw materials	4,967	33	4,098
Total	¥ 180,022	$ 1,189	¥ 123,119